Property, Plant and Equipment - Summary of Movements of Property, Plant and Equipment (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	¥ 384,475		¥ 416,596
End of year	367,401	$ 52,774	384,475
As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	384,132
End of year			384,132
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	986,563		1,018,447
Additions	56,435		44,710
Transfer to other assets	(4,415)		(4,723)
Disposals	(51,458)		(71,871)
End of year	986,664		986,563
Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	986,563
End of year			986,563
Carrying amount [member] | Impact On Initial Application Of Ifrs 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impact of initial adoption of IFRS16	(461)
Carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	986,102
End of year			986,102
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(602,088)		(601,851)
Charge for the year	(65,012)		(66,855)
Disposals	47,719		66,618
End of year	(619,263)		(602,088)
Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(602,088)
End of year			(602,088)
Accumulated depreciation, amortization and impairment [member] | Impact On Initial Application Of Ifrs 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impact of initial adoption of IFRS16	118
Accumulated depreciation, amortization and impairment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(601,970)
End of year			(601,970)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	39,654		39,363
End of year	38,320		39,654
Buildings [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	39,654
End of year			39,654
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	73,876		71,077
Additions	160		136
Transfer from CIP	1,279		2,959
Disposals	(155)		(296)
End of year	75,160		73,876
Buildings [member] | Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	73,876
End of year			73,876
Buildings [member] | Carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	73,876
End of year			73,876
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(34,222)		(31,714)
Charge for the year	(2,744)		(2,712)
Disposals	126		204
End of year	(36,840)		(34,222)
Buildings [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(34,222)
End of year			(34,222)
Buildings [member] | Accumulated depreciation, amortization and impairment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(34,222)
End of year			(34,222)
Telecommunications equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	297,174		319,293
End of year	269,688		297,174
Telecommunications equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	296,831
End of year			296,831
Telecommunications equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	846,385		870,692
Additions	225		469
Transfer from CIP	36,871		44,805
Disposals	(49,597)		(69,581)
End of year	833,423		846,385
Telecommunications equipment [member] | Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	846,385
End of year			846,385
Telecommunications equipment [member] | Carrying amount [member] | Impact On Initial Application Of Ifrs 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impact of initial adoption of IFRS16	(461)
Telecommunications equipment [member] | Carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	845,924
End of year			845,924
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(549,211)		(551,399)
Charge for the year	(60,598)		(62,308)
Disposals	45,956		64,496
End of year	(563,735)		(549,211)
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(549,211)
End of year			(549,211)
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member] | Impact On Initial Application Of Ifrs 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impact of initial adoption of IFRS16	118
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(549,093)
End of year			(549,093)
Office furniture, fixtures, motor vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	4,521		4,726
End of year	4,434		4,521
Office furniture, fixtures, motor vehicles and other equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	4,521
End of year			4,521
Office furniture, fixtures, motor vehicles and other equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	20,080		20,170
Additions	369		396
Transfer from CIP	839		746
Disposals	(1,196)		(1,232)
End of year	20,092		20,080
Office furniture, fixtures, motor vehicles and other equipment [member] | Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	20,080
End of year			20,080
Office furniture, fixtures, motor vehicles and other equipment [member] | Carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	20,080
End of year			20,080
Office furniture, fixtures, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(15,559)		(15,444)
Charge for the year	(1,226)		(1,271)
Disposals	1,127		1,156
End of year	(15,658)		(15,559)
Office furniture, fixtures, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(15,559)
End of year			(15,559)
Office furniture, fixtures, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(15,559)
End of year			(15,559)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	938		1,101
End of year	809		938
Leasehold improvements [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	938
End of year			938
Leasehold improvements [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	3,916		4,290
Additions	116		135
Transfer from CIP	194		253
Disposals	(498)		(762)
End of year	3,728		3,916
Leasehold improvements [member] | Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	3,916
End of year			3,916
Leasehold improvements [member] | Carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	3,916
End of year			3,916
Leasehold improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(2,978)		(3,189)
Charge for the year	(439)		(551)
Disposals	498		762
End of year	(2,919)		(2,978)
Leasehold improvements [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(2,978)
End of year			(2,978)
Leasehold improvements [member] | Accumulated depreciation, amortization and impairment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(2,978)
End of year			(2,978)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	42,188		52,113
End of year	54,150		42,188
Construction-in-progress [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	42,188
End of year			42,188
Construction-in-progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	42,306		52,218
Additions	55,565		43,574
Transfer from CIP	(39,183)		(48,763)
Transfer to other assets	(4,415)		(4,723)
Disposals	(12)
End of year	54,261		42,306
Construction-in-progress [member] | Carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	42,306
End of year			42,306
Construction-in-progress [member] | Carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	42,306
End of year			42,306
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(118)		(105)
Charge for the year	(5)		(13)
Disposals	12		0
End of year	(111)		(118)
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(118)
End of year			(118)
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	¥ (118)
End of year			¥ (118)